Long-Term Debt (Amounts Outstanding Related To Commercial Paper Program) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Total program authorized	$ 600.0	$ 600.0
Commercial paper outstanding (classified as long-term debt)	(16.0)	0
Letters of credit issued under the credit agreement	0	0
Total program usage	(16.0)	0
Total program available	$ 584.0	$ 600.0